Organization, Description of Business and Liquidity (Q2) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Description of Business and Liquidity [Line Items]
Accumulated deficit	$ (16,330,381)				$ (16,330,381)		$ (12,006,357)	$ (5,558,315)
Net loss	$ (2,664,611)	$ (1,624,218)	$ (1,726,537)	$ (1,386,904)	(4,288,829)	$ (3,113,441)	(6,393,932)	$ (4,931,197)
Series A Convertible Preferred Stock [Member]
Organization, Description of Business and Liquidity [Line Items]
Gross proceed					$ 3,000,000		$ 3,000,000
Shares to be sold (in Shares)					330		330